Cost of services rendered (Tables)	12 Months Ended
Dec. 31, 2022
Cost Of Services Rendered [Abstract]
Summary of Cost of services rendered

	2022	2021	2020
Salaries and wages	(33,991)	(14,377)	(10,478)
Rewards and bonuses	(20,940)	(21,828)	(11,800)
Social security contributions and payroll taxes	(4,746)	(3,898)	(2,356)
Officers’ Fund	(1,657)	(2,196)	(431)
Strategic Bonus	(1,107)	(15)	—
Carried interest bonuses	—	(890)	—
Restructuring costs – personnel (a)	(530)	—	—
Share based incentive plan (note 28(d))	(731)	(764)	—
Other short-term benefits	(6,077)	(3,636)	(2,164)
Personnel expenses	(69,779)	(47,604)	(27,229)
Carried interest allocation (b)	(10,171)	(30,204)	—

(a)Restructuring costs of personnel refers to the implementation of streamlining initiatives and cost reduction plan in the operating activities of the Group.

(b)This expense refers to the Group’s employees’ right to up to 35% of the performance fees recognized from investments funds. As of December 31, 2022, US$ 12.4 million (US$ 2.1 million non-current) remains payable. primarily related to performance fees recognized from Patria Infrastructure Fund III (2021: US$11.6 million from PBPE Fund III (Ontario), L.P.).